Equity Method Investments (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	Nov. 30, 2022 shares	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Oct. 01, 2022	Dec. 31, 2021
Equity Method Investments (Details) [Line Items]
Interest rate				24.30%	12.00%	21.00%
Ordinary shares (in Shares) | shares	3,532,841
Ordinary per share (in Dollars per share) | $ / shares			$ 0.003
Ordinary share amount (in Yuan Renminbi)		¥ 7,120,478
Recognized gain on equity method investments (in Yuan Renminbi)				¥ 83,000
Met Chain Co Limited [Member]
Equity Method Investments (Details) [Line Items]
Equity interest percentage	3.30%	3.30%	3.30%